UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Abacus (C.I.) Limited
           -----------------------------------------------------
Address:   La Motte Chambers
           St. Helier
           Jersey, United Kingdom, JE1 1BJ
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Simon J. Harman
        --------------------------
Title:  Compliance & Risk Director
        --------------------------
Phone:  00 44 1534 602031
        --------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Mr Simon J. Harman                 Jersey, CI, UK                 11/13/2006
----------------------                 --------------                 ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

028-11601   Sean Creavy
            Senior Manager, Client Services & Operations

         [Repeat as necessary.]

                                    Form 13F

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  1
                                         ------------
Form 13F Information Table Entry Total:             4
                                         ------------
Form 13F Information Table Value Total:  $625,669,444
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


  1.  ROYAL BANK OF CANADA, FORM 13F FILE NUMBER 028-11396

                                               FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
ABBEY NATL PLC                 GDR 7.375% PRF   002920809    25525    1000 SH       Sole               1000      0    0
ALLIED CAP CORP NEW            COM              01903Q108    30240    1000 SH       Sole               1000      0    0
BANK OF AMERICA CORPORATION    COM              060505104   107140    2000 SH       Sole               2000      0    0
BANK OF AMERICA CORPORATION    COM              060505104    53570    1000 SH       Sole               1000      0    0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390    77670    3000 SH       Sole               3000      0    0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390    77670    3000 SH       Sole               3000      0    0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    95280      30 SH       Sole                 30      0    0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101    43610    1000 SH       Sole               1000      0    0
BURLINGTON NORTHN SANTA FE C   COM              12189T104    45138     615 SH       Sole                615      0    0
CBS CORP NEW                   CL B             124857202    14085     500 SH       Sole                500      0    0
CENTEX CORP                    COM              152312104    18415     350 SH       Sole                350      0    0
CHEVRON CORP NEW               COM              166764100   129720    2000 SH       Sole               2000      0    0
CHEVRON CORP NEW               COM              166764100    64860    1000 SH       Sole               1000      0    0
CISCO SYS INC                  COM              17275R102    22985    1000 SH       Sole               1000      0    0
CISCO SYS INC                  COM              17275R102   114925    5000 SH       Sole               5000      0    0
CITIGROUP INC                  COM              172967101    49670    1000 SH       Sole               1000      0    0
CITIGROUP INC                  COM              172967101    49670    1000 SH       Sole               1000      0    0
CONAGRA FOODS INC              COM              205887102    73425    3000 SH       Sole               3000      0    0
CONOCOPHILLIPS                 COM              20825C104    42865     720 SH       Sole                720      0    0
DOW CHEM CO                    COM              260543103    38980    1000 SH       Sole               1000      0    0
EATON VANCE ENH EQTY INC FD    COM              278277108    48938    2500 SH       Sole               2500      0    0
EXXON MOBIL CORP               COM              30231G102    67070    1000 SH       Sole               1000      0    0
EXXON MOBIL CORP               COM              30231G102    36218     540 SH       Sole                540      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104 28769100  170000 SH       Sole             170000      0    0
JOHN HANCOCK BK &THRIFT OPP    SH BEN INT       409735107    29085    3000 SH       Sole               3000      0    0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300    35585    2750 SH       Sole               2750      0    0
HARTFORD FINL SVCS GROUP INC   COM              416515104    34682     400 SH       Sole                400      0    0
HEWLETT PACKARD CO             COM              428236103   145519    3966 SH       Sole               3966      0    0
HOSPIRA INC                    COM              441060100     7656     200 SH       Sole                200      0    0
IMPERIAL OIL LTD               COM NEW          453038408    15164     450 SH       Sole                450      0    0
INTEL CORP                     COM              458140100     8230     400 SH       Sole                400      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101    81935    1000 SH       Sole               1000      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101    38100     465 SH       Sole                465      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101    16387     200 SH       Sole                200      0    0
ISHARES INC                    MSCI UTD KINGD   464286699   589397   26950 SH       Sole              26950      0    0
ISHARES INC                    MSCI UTD KINGD   464286699   264190   12080 SH       Sole              12080      0    0
ISHARES INC                    MSCI JAPAN       464286848   571431   42250 SH       Sole              42250      0    0
ISHARES TR                     MSCI EMERG MKT   464287234   472241    4875 SH       Sole               4875      0    0
JP MORGAN CHASE & CO           COM              46625H100    93920    2000 SH       Sole               2000      0    0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106   133956    3050 SH       Sole               3050      0    0
LEHMAN BROS HLDGS INC          COM              524908100    44295     600 SH       Sole                600      0    0
LIBERTY ALL STAR EQUITY FD     SH BEN INT       530158104    78400   10000 SH       Sole              10000      0    0
LIBERTY ALL STAR EQUITY FD     SH BEN INT       530158104    39200    5000 SH       Sole               5000      0    0
LILLY ELI & CO                 COM              532457108   284975    5000 SH       Sole               5000      0    0
LUCENT TECHNOLOGIES INC        COM              549463107     2574    1100 SH       Sole               1100      0    0
LUCENT TECHNOLOGIES INC        COM              549463107     3510    1500 SH       Sole               1500      0    0
MERCK & CO INC                 COM              589331107   167580    4000 SH       Sole               4000      0    0
MICROSOFT CORP                 COM              594918104    54660    2000 SH       Sole               2000      0    0
MORGAN STANLEY                 COM NEW          617446448   364650    5000 SH       Sole               5000      0    0
MORGAN STANLEY                 COM NEW          617446448 12078740  165621 SH       Sole             165621      0    0
MORGAN STANLEY                 COM NEW          617446448 49685386  681275 SH       Sole             681275      0    0
ONEOK INC NEW                  COM              682680103    20785     550 SH       Sole                550      0    0
PFIZER INC                     COM              717081103   113440    4000 SH       Sole               4000      0    0
PFIZER INC                     COM              717081103    56720    2000 SH       Sole               2000      0    0
PINNACLE WEST CAP CORP         COM              723484101    90070    2000 SH       Sole               2000      0    0
PLUM CREEK TIMBER CO INC       COM              729251108    68020    2000 SH       Sole               2000      0    0
PLUM CREEK TIMBER CO INC       COM              729251108    34010    1000 SH       Sole               1000      0    0
PROCTER & GAMBLE CO            COM              742718109   123970    2000 SH       Sole               2000      0    0
QUALCOMM INC                   COM              747525103    58192    1600 SH       Sole               1600      0    0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754    78375    3000 SH       Sole               3000      0    0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770    50700    2000 SH       Sole               2000      0    0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796    25465    1000 SH       Sole               1000      0    0
SPDR TR                        UNIT SER 1       78462F103   250303    1875 SH       Sole               1875      0    0
SCHLUMBERGER LTD               COM              806857108  2539347   40944 SH       Sole              40944      0    0
SCHLUMBERGER LTD               COM              806857108  3022483   48734 SH       Sole              48734      0    0
SCHLUMBERGER LTD               COM              806857108  3022483   48734 SH       Sole              48734      0    0
SCHLUMBERGER LTD               COM              806857108  3022483   48734 SH       Sole              48734      0    0
SCHLUMBERGER LTD               COM              806857108  3022483   48734 SH       Sole              48734      0    0
SCHLUMBERGER LTD               COM              806857108  5093455   82126 SH       Sole              82126      0    0
SCHLUMBERGER LTD               COM              806857108  4901193   79026 SH       Sole              79026      0    0
SCHLUMBERGER LTD               COM              806857108  4901193   79026 SH       Sole              79026      0    0
SCHLUMBERGER LTD               COM              806857108  4901193   79026 SH       Sole              79026      0    0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506   120319    2250 SH       Sole               2250      0    0
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR    879278208    44910    2000 SH       Sole               2000      0    0
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR    879278208    44910    2000 SH       Sole               2000      0    0
TIME WARNER INC                COM              887317105    18230    1000 SH       Sole               1000      0    0
TIME WARNER INC                COM              887317105   156778    8600 SH       Sole               8600      0    0
VERIZON COMMUNICATIONS         COM              92343V104    37130    1000 SH       Sole               1000      0    0
VIACOM INC NEW                 CL B             92553P201    18598     500 SH       Sole                500      0    0
ACCENTURE LTD BERMUDA          CL A             G1150G111  1047166   32992 SH       Sole              32992      0    0
ACCENTURE LTD BERMUDA          CL A             G1150G111   899258   28332 SH       Sole              28332      0    0
ACCENTURE LTD BERMUDA          CL A             G1150G111   921984   29048 SH       Sole              29048      0    0
BUNGE LIMITED                  COM              G16962105    44598     770 SH       Sole                770      0    0
FLEXTRONICS INTL LTD           ORD              Y2573F102    21446    1698 SH       Sole               1698      0    0
AMERICAN EXPRESS CO            COM              25816109     28040     500 SH       Sole                500      0    0
AMERIPRISE FINL INC            COM              03076C106     4692     100 SH       Sole                100      0    0
GENERAL ELECTRIC CO            COM              369604103    17650     500 SH       Sole                500      0    0
INTEL CORP                     COM              458140100     6173     300 SH       Sole                300      0    0